Additional Information-Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Additional Information-Condensed Financial Statements [Abstract]
Condensed Financial Information of Parent Company, Statements of Balance Sheets

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	341,433	14,022	2,165
Term deposits and short term investments	—	83,854	12,945
Amounts due from related parties	24	30	5
Amounts due from subsidiaries and VIEs	186,103	216,451	33,414
Prepayments and other current assets	1,487	1,991	307
Total current assets	529,047	316,348	48,836
Non-current assets:
Available-for-sale investments	77,093	513,994	79,347
Investments in subsidiaries and VIEs	1,122,093	1,189,213	183,583
Total non-current assets	1,199,186	1,703,207	262,930
Total assets	1,728,233	2,019,555	311,766
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to related parties	2,224	3,326	513
Amounts due to subsidiaries and VIEs	—	205,268	31,688
Accrued expenses and other current liabilities	9,351	5,326	823
Total current liabilities	11,575	213,920	33,024
Total liabilities	11,575	213,920	33,024
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 260,204,642 and 253,250,854 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	17,278	16,733	2,583
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized ; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	22,053	22,053	3,404
Additional paid-in capital	1,587,227	1,551,104	239,449
Treasury stock	(13,379)	—	—
Statutory reserves	65,968	70,311	10,854
Retained earnings	52,852	122,093	18,848
Accumulated other comprehensive (loss)/income	(15,341)	23,341	3,604
Total shareholders’ equity	1,716,658	1,805,635	278,742
Total liabilities and shareholders’ equity	1,728,233	2,019,555	311,766

Condensed Financial Information of Parent Company, Statements of Comprehensive Income

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(7,939)	(9,131)	(10,783)	(1,665)
Total operating expenses	(7,939)	(9,131)	(10,783)	(1,665)
Loss from operations	(7,939)	(9,131)	(10,783)	(1,665)
Other income/(expense), net:
Interest income, net	23,185	19,187	4,625	714
Foreign currency exchange gain/(loss)	23,927	(6,792)	(4,948)	(764)
Gain on disposal of an equity investment and acquisition of available-for-sale investments	—	—	4,643	717
Others, net	1,368	1,359	6,242	964
Share of profit of subsidiaries and VIEs	239,013	258,468	73,805	11,394
Income before tax	279,554	263,091	73,584	11,360
Net income	279,554	263,091	73,584	11,360
Other comprehensive (loss)/income	(23,179)	44,786	38,682	5,972
Comprehensive income	256,375	307,877	112,266	17,332

Condensed Financial Information of Parent Company, Statements of Cash Flows

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	15,359	27,590	(8,754)	(1,351)
Cash flows from investing activities:
Placement of term deposits and short term investments	(50,934)	(335,493)	(83,854)	(12,945)
Maturity of term deposits and short term investments	235,000	386,427	—	—
Payment for available-for-sale investments	—	(36,810)	(352,008)	(54,341)
Payment to subsidiaries and VIEs	(227,009)	(69,365)	(35,757)	(5,519)
Net cash used in investing activities	(42,943)	(55,241)	(471,619)	(72,805)
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs	—	13,867	212,435	32,794
Proceeds from exercise of stock options	519	8,756	6,944	1,072
Repurchase of ordinary shares	(65,198)	(242,500)	(66,417)	(10,253)
Net cash (used in)/provided by financing activities	(64,679)	(219,877)	152,962	23,613
Net decrease in cash and cash equivalents	(92,263)	(247,528)	(327,411)	(50,543)
Cash and cash equivalents at the beginning of the year	681,224	588,961	341,433	52,708
Cash and cash equivalents at the end of the year	588,961	341,433	14,022	2,165